Income and expenses - Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Gain from financial assets measured at fair value (Note 9)	$ 3,237
Other finance income	4,011	$ 5,422	$ 2,274
Finance income	7,248	5,422	2,274
Finance costs
Interest on debt instruments (Note 19)	1,776	24,414	40,913
Interest on loans and bank borrowings (Note 17 and Note 20)	7,198	3,794	9,482
Interest on leases (Note 18)	5,935	5,199	1,587
Interest on note and bill discounting	563	127	125
Other finance costs	6,470	5,259	8,908
Finance costs	21,942	$ 38,793	$ 61,015
Reinstated Notes repurchased.
Finance income
Other finance income	2,558
Super Senior Notes due in 2025
Finance costs
Debt repurchase amount	$ 147,624
Reinstated Senior Notes
Finance costs
Potential redemption of notes as a percentage of aggregate principal amount	102.34375%
Debt redemption premium	$ 3,460